Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loans (Details) [Line Items]
Loans acquired credit quality	$ 751,000	$ 949,000
Nonaccrual loan	$ 6,260,000	6,232,000
Loans receivable, description	One- to four-family loans in process of foreclosure totaled $694,000 and $1.2 million at June 30, 2020 and 2019, respectively.
Troubled debt, description	A total of $17.3 million in loans were accepted into the plan through June 30, 2020, of which approximately $14.1 million have reached their three-month deferral date. Of those loans which have reached the end of their deferral period approximately $13.8 million or 97.7% have returned to regular payment status.
Loans classified as TDRs	$ 1,900,000	1,600,000
Bankruptcy proceedings, percentage	26.20%
Troubled debt restructurings		323,000
Total past due	$ 6,542,000	8,960,000
Purchase credit discount	351,000	351,000
Loans Past Due Over 90 Days [Member]
Loans (Details) [Line Items]
Nonaccrual loan	508,000	369,000
Total past due	3,385,000	3,776,000
Financing Receivables 30 To 89 Days Past Due [Member]
Loans (Details) [Line Items]
Total past due	3,157,000	5,184,000
Troubled Debt Restructuring [Member]
Loans (Details) [Line Items]
Nonaccrual loan	1,800,000	$ 1,300,000
Loans receivable, description		One loan totaling $248,000 was refinanced with $30,000 cash out because of cost overruns associated with construction of two four-plexes. This loan was part of an overall credit facility maintained for the construction project. The credit facility is secured by the project real estate as well as additional real estate. The loan was classified as a TDR because of payment delays experienced by the borrower. Subsequent to June 30, 2019, an updated appraisal showing adequate loan-to-value in support of the project was obtained. One loan totaling $75,000 was modified with $15,000 cash out and an extension of the loan term to enable the borrower to consolidate debts and establish acceptable debt service obligations after a period of unemployment.
Troubled Debt Restructuring [Member] | Loans Past Due Over 90 Days [Member]
Loans (Details) [Line Items]
Total past due	28,000	$ 13,000
Troubled Debt Restructuring [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Loans (Details) [Line Items]
Total past due	$ 101,000